Note 4 - Inventories (Tables)	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	December 31,
	2013	2014
Bunkers	930,630	1,426,838
Lubricants	1,530,463	1,531,828

Total	2,461,093	2,958,666